Commitments	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments

13. Commitments.

The Company, at September 30, 2014, had entered into various contracts to develop real estate with remaining commitments totaling $2,169,000, and to purchase transportation equipment for approximately $2,698,000.